UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07484

Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Massachusetts Premium Income Municipal Fund (NMT)
	February 29, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 149.9% (100.0% of Total Investments)

	MUNICIPAL BONDS – 149.9% (100.0% of Total Investments)

	Consumer Discretionary – 1.0% (0.6% of Total Investments)
$ 1,905	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	5/16 at 100.00	Caa3	$ 1,351,826
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
	Education and Civic Organizations – 41.3% (27.5% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond
	Trust 1163:
1,880	17.217%, 10/01/48 (IF) (4)	10/23 at 100.00	A+	2,943,196
575	17.117%, 10/01/48 (IF) (4)	10/23 at 100.00	A+	899,777
2,150	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1	7/21 at 100.00	AA	2,451,108
	and B-2, 5.250%, 7/01/33 – AGM Insured
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Boston College Issue, Series 2013S,	7/23 at 100.00	AA–	2,547,446
	5.000%, 7/01/38
750	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1,	10/19 at 100.00	A+	858,705
	5.000%, 10/01/29
1,400	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A,	1/20 at 100.00	BBB+	1,487,178
	5.000%, 1/01/40
	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue,
	Series 2015H:
450	3.500%, 7/01/35	7/25 at 100.00	AA–	462,321
190	5.000%, 7/01/37	7/25 at 100.00	AA–	220,744
550	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2012,	No Opt. Call	A2	644,303
	5.000%, 10/01/31
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University,
	Series 2014A:
875	5.000%, 3/01/39	3/24 at 100.00	A2	993,388
1,400	5.000%, 3/01/44	3/24 at 100.00	A2	1,577,786
500	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J,	No Opt. Call	BBB+	559,980
	5.250%, 10/01/39
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art	7/21 at 100.00	AA	1,103,660
	Institute, Series 2011A, 5.000%, 7/01/41
1,230	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art	7/25 at 100.00	AA	1,450,970
	Institute, Series 2015, 5.000%, 7/01/33
3,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A,	4/21 at 100.00	AA–	3,488,819
	5.250%, 4/01/37
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q,	8/25 at 100.00	Aa2	1,033,218
	5.000%, 8/15/38
2,095	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/17 at 100.00	AA–	2,209,869
	Series 2007, 5.000%, 9/01/37 – NPFG Insured
1,365	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/22 at 100.00	A+	1,525,251
	Series 2012, 5.000%, 9/01/50
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	3,844,529
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
9,950	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/18 at 100.00	AA	10,573,464
	Series 2008A, 5.000%, 1/01/42 – AGC Insured
	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,
	Series 1999P:
1,090	6.000%, 5/15/29	No Opt. Call	A1	1,383,166
1,000	6.000%, 5/15/59	5/29 at 105.00	A1	1,271,130
315	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H,	1/18 at 100.00	AA	331,468
	6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)
720	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%,	7/21 at 100.00	AA	793,145
	7/01/33 (Alternative Minimum Tax)
255	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern	10/20 at 100.00	A2	286,480
	University, Series 2010A, 4.875%, 10/01/35
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College,	10/19 at 100.00	Baa1	1,662,585
	Series 2010, 5.500%, 10/15/31
2,030	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College	1/20 at 100.00	A2	2,257,888
	Issues, Series 2010F, 5.000%, 1/01/41
75	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/16 at 100.00	AA+	76,079
	Series 2007L, 5.000%, 7/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	559,230
	University Issue, Series 2009A, 5.750%, 7/01/39
2,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-1,	11/24 at 100.00	Aa2	2,313,280
	5.000%, 11/01/44
4,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1,	11/25 at 100.00	Aa2	4,692,839
	5.000%, 11/01/40
1,510	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	No Opt. Call	Aa2	1,678,592
	2009-1, 5.000%, 5/01/39
50,430	Total Education and Civic Organizations			58,181,594
	Health Care – 28.5% (19.0% of Total Investments)
1,000	Massachusetts Development Finance Agency Revenue Bonds, Bay state Medical Center Issue, Series	7/24 at 100.00	A+	1,125,720
	2014N, 5.000%, 7/01/44
1,000	Massachusetts Development Finance Agency Revenue Bonds, Children’s Hospital Issue, Series	10/24 at 100.00	AA	1,156,980
	2014P, 5.000%, 10/01/46
1,410	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A	1,619,047
	Obligated Group, Series 2013, 5.250%, 11/15/41
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems,
	Series 2012G:
895	5.000%, 10/01/29	10/21 at 100.00	A	1,005,300
700	5.000%, 10/01/31	10/21 at 100.00	A	780,101
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1:
900	5.000%, 7/01/30	7/25 at 100.00	A–	1,050,813
1,000	5.000%, 7/01/32	7/25 at 100.00	A–	1,152,560
500	5.000%, 7/01/33	7/25 at 100.00	A–	574,095
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Covenant Health System Obligated	7/22 at 100.00	A	1,113,110
	Group, Series 2012, 5.000%, 7/01/31
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group	8/25 at 100.00	A+	2,844,025
	Issue, Series 2015F, 5.000%, 8/15/45
1,080	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center	7/23 at 100.00	BBB–	1,202,947
	Issue, Series 2014F, 5.750%, 7/15/43
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series	7/20 at 100.00	AA	2,502,148
	2011K-6, 5.375%, 7/01/41
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series	7/21 at 100.00	AA	1,153,360
	2012L, 5.000%, 7/01/36
820	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated	7/23 at 100.00	A–	931,618
	Group Issue, Series 2013F, 5.000%, 7/01/37
	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital,
	Series 2013G:
1,000	5.000%, 7/01/37	7/23 at 100.00	BBB+	1,088,530
2,200	5.000%, 7/01/44	7/23 at 100.00	BBB+	2,372,700
500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H,	7/21 at 100.00	BBB+	565,040
	5.500%, 7/01/31
445	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Healthcare, Refunding	7/26 at 100.00	A–	509,325
	Series 2016I, 5.000%, 7/01/36
500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	1,220
	Issue, Series 2008A, 6.500%, 1/15/38 (5)
945	Massachusetts Health and Educational Facilities Authority, Partners HealthCare System Inc.,	7/17 at 100.00	AA	994,943
	Series 2007G, 5.000%, 7/01/32
160	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Bay state Medical	7/19 at 100.00	A+	180,109
	Center, Series 2009I, 5.750%, 7/01/36
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare	11/19 at 100.00	AA	563,440
	Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,
	Series B1 Capital Asset Program Converted June 13,2008:
3,380	5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	AA–	3,713,233
600	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	AA–	659,154
770	5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	AA–	843,974
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,
	Series B2, Capital Asset Program, Converted June 9, 2009:
2,000	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	AA–	2,208,820
1,500	5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	AA–	1,654,335
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital,	12/19 at 100.00	AA	2,271,000
	Series 2009M, 5.500%, 12/01/39
2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dana-Farber Cancer	12/18 at 100.00	A1	2,724,650
	Institute, Series 2008K, 5.000%, 12/01/37
1,495	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	1,544,544
	Medical Center, Series 2007E, 5.000%, 7/15/32
36,500	Total Health Care			40,106,841
	Housing/Multifamily – 3.6% (2.4% of Total Investments)
500	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%,	4/18 at 100.00	AA	543,440
	4/01/20 – AGM Insured
2,495	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor	7/17 at 100.00	BB–	2,532,151
	Project, Series 2007, 4.800%, 7/20/48
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	5/16 at 100.00	AA–	2,002,220
4,995	Total Housing/Multifamily			5,077,811
	Housing/Single Family – 1.5% (1.0% of Total Investments)
2,150	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126,	6/16 at 100.00	AA	2,157,203
	4.625%, 6/01/32 (Alternative Minimum Tax)
	Long-Term Care – 3.5% (2.4% of Total Investments)
460	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community	No Opt. Call	A–	529,777
	Lennox, Series 2015, 5.000%, 7/01/31
285	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series	12/19 at 100.00	A–	320,978
	2010, 5.625%, 12/01/30
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A,	1/23 at 100.00	BBB–	1,131,210
	5.250%, 1/01/26
500	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series	11/23 at 100.00	N/R	548,925
	2013A, 6.250%, 11/15/28
2,410	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	4/16 at 101.00	N/R	2,436,534
	5.250%, 10/01/26
4,655	Total Long-Term Care			4,967,424
	Tax Obligation/General – 15.8% (10.5% of Total Investments)
2,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation	2/21 at 100.00	Aa3	2,257,960
	Bonds, Series 2011, 5.000%, 2/15/41
1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011,	2/20 at 100.00	AA	1,410,000
	5.000%, 2/15/32
1,010	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	No Opt. Call	AA+	1,204,991
	Series 1991A, 7.000%, 3/01/21
2,440	Massachusetts State, General Obligation Bonds, Consolidated Loan, Refunding Series 2014C,	No Opt. Call	AA+	2,995,783
	5.000%, 8/01/22
1,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%,	No Opt. Call	AA+	1,829,265
	8/01/21 – AGM Insured
2,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/45	7/25 at 100.00	AA+	2,336,040
1,000	Newburyport, Massachusetts, General Obligation Bonds, Municipal Purpose Loan, Refunding Series	1/23 at 100.00	AAA	1,091,580
	2013, 4.000%, 1/15/30
1,775	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2012,	5/22 at 100.00	Aa2	2,069,845
	5.000%, 5/15/35 – AMBAC Insured
1,760	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	2,045,014
	Quincy, Massachusetts, General Obligation Bonds, State Qualified Municipal Purpose Loan
	Series 2011:
1,280	5.125%, 12/01/33	12/20 at 100.00	Aa2	1,463,834
2,000	5.250%, 12/01/38	12/20 at 100.00	Aa2	2,303,440
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 –	5/16 at 100.00	AA–	1,254,660
	FGIC Insured
19,235	Total Tax Obligation/General			22,262,412
	Tax Obligation/Limited – 18.8% (12.6% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,000	5.250%, 1/01/36	1/22 at 100.00	A	2,227,960
1,310	5.125%, 1/01/42	1/22 at 100.00	A	1,436,703
	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1:
400	5.000%, 1/01/37	1/22 at 100.00	A	438,276
1,055	5.000%, 1/01/42	1/22 at 100.00	A	1,145,994
855	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014,	11/24 at 100.00	AA	997,477
	5.000%, 5/01/33 – BAM Insured
1,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	1,152,590
770	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien	No Opt. Call	AA+	937,922
	Series 2004C, 5.250%, 7/01/21
	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B:
360	5.000%, 5/01/39	5/24 at 100.00	AA	415,775
1,610	5.000%, 5/01/44	5/24 at 100.00	AA	1,846,799
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B,	No Opt. Call	Aa2	1,265,160
	5.375%, 5/01/23 – SYNCORA GTY Insured
855	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B,	5/22 at 100.00	AA	988,696
	5.000%, 5/01/37
1,875	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,189,213
	2013A, 5.000%, 5/15/38
1,350	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	8/25 at 100.00	AA+	1,600,277
	2015C, 5.000%, 8/15/37
5	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA+	5,281
	5.000%, 8/15/37 – AMBAC Insured
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B:
975	5.000%, 10/15/35	No Opt. Call	AA+	1,142,183
1,000	5.000%, 10/15/41	10/21 at 100.00	AA+	1,174,760
1,070	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%,	No Opt. Call	AA–	1,227,729
	1/01/20 – FGIC Insured
1,500	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Series 2013A,	6/21 at 100.00	AAA	1,746,795
	5.000%, 6/01/38
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding
	Series 2012A:
2,700	5.000%, 10/01/32	No Opt. Call	BBB+	2,908,386
520	5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA	574,153
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A,	10/22 at 100.00	AA	1,104,140
	5.000%, 10/01/32 – AGM Insured
23,210	Total Tax Obligation/Limited			26,526,269
	Transportation – 9.0% (6.0% of Total Investments)
400	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	453,632
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
1,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	1,149,210
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/33	7/22 at 100.00	AA	1,179,240
	Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 7/01/39	7/24 at 100.00	AA	1,156,130
2,500	5.000%, 7/01/44	7/24 at 100.00	AA	2,870,350
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
715	5.000%, 7/01/40	7/25 at 100.00	AA	836,407
1,000	5.000%, 7/01/45	7/25 at 100.00	AA	1,163,580
1,400	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/17 at 100.00	AA–	1,458,114
	2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
1,225	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	5/16 at 100.00	N/R	1,228,798
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
730	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	841,267
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
330	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/44	9/24 at 100.00	BBB+	361,819
11,300	Total Transportation			12,698,547
	U.S. Guaranteed – 15.0% (10.0% of Total Investments) (6)
450	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	3/17 at 100.00	N/R (6)	464,981
	Series 1991A, 7.000%, 3/01/21 (ETM)
	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C:
25	5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (6)	27,542
975	5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (6)	1,074,119
575	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31	5/16 at 100.00	Aa2 (6)	579,738
	(Pre-refunded 5/01/16) – AMBAC Insured
2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33	5/18 at 100.00	AA (6)	2,736,175
	(Pre-refunded 5/01/18) – AGC Insured
2,185	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008,	9/18 at 100.00	Aa3 (6)	2,467,586
	5.875%, 9/01/30 (Pre-refunded 9/01/18)
1,055	Massachusetts Health and Educational Facilities Authority, Partners HealthCare System Inc.,	7/17 at 100.00	N/R (6)	1,118,490
	Series 2007G, 5.000%, 7/01/32 (Pre-refunded 7/01/17)
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/21 at 100.00	AA– (6)	478,880
	Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical	8/17 at 100.00	A+ (6)	3,206,970
	Center, Series 2007D, 5.250%, 8/15/28 (Pre-refunded 8/15/17)
350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University,	8/18 at 100.00	Aa2 (6)	390,520
	Series 2008O, 5.375%, 8/15/38 (Pre-refunded 8/15/18)
515	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/16 at 100.00	N/R (6)	522,967
	Series 2007L, 5.000%, 7/01/31 (Pre-refunded 7/01/16)
1,870	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	N/R (6)	1,991,644
	5.000%, 8/15/37 (Pre-refunded 8/15/17) – AMBAC Insured
1,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2009A, 5.000%,	3/19 at 100.00	AA+ (6)	1,123,690
	3/01/21 (Pre-refunded 3/01/19)
	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12:
785	4.375%, 8/01/31 (Pre-refunded 8/01/16)	8/16 at 100.00	Aaa	798,706
1,215	4.375%, 8/01/31 (Pre-refunded 8/01/16)	8/16 at 100.00	AAA	1,236,214
95	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28	8/17 at 100.00	Aa1 (6)	101,006
	(Pre-refunded 8/01/17)
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 5.000%, 8/01/31	8/16 at 100.00	AA+ (6)	1,530,075
	(Pre-refunded 8/01/16) – AMBAC Insured
1,065	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (6)	1,225,953
	5.500%, 7/01/19 – NPFG Insured (ETM)
19,570	Total U.S. Guaranteed			21,075,256
	Utilities – 4.5% (3.0% of Total Investments)
2,580	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	2,914,987
1,265	Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds, Massachusetts Municipal	7/23 at 100.00	A1	1,478,583
	Lighting Plant Cooperative, Series 2013, 5.000%, 7/01/32
2,010	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds,	11/17 at 100.00	BB+	2,015,306
	Covanta Energy Project, Series 2012B, 4.875%, 11/01/42
5,855	Total Utilities			6,408,876
	Water and Sewer – 7.4% (5.0% of Total Investments)
500	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien	11/19 at 100.00	AA+	566,025
	Refunding Series 2010A, 5.000%, 11/01/30
565	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding	7/24 at 100.00	A–	646,682
	Series 2014A, 5.000%, 7/01/29
735	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016,	7/26 at 100.00	A–	834,703
	5.000%, 7/01/36
415	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%,	5/16 at 100.00	AA–	416,515
	12/01/32 – NPFG Insured
2,300	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015,	2/24 at 100.00	AAA	2,666,091
	5.000%, 2/01/45
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9,	5/16 at 100.00	AAA	60,251
	5.000%, 8/01/22
400	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program,	5/16 at 100.00	AAA	401,764
	Series 2002A, 5.250%, 8/01/20
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%,	No Opt. Call	AA+	1,153,040
	8/01/19 – AGM Insured
1,405	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28	8/17 at 100.00	AA+	1,489,876
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	1,002,290
720	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series	11/20 at 100.00	AA	830,470
	2010B, 5.000%, 11/15/30 – AGC Insured
	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2014A:
185	5.000%, 7/15/22	No Opt. Call	AA–	226,405
150	5.000%, 7/15/23	No Opt. Call	AA–	185,721
9,435	Total Water and Sewer			10,479,833
$ 189,240	Total Long-Term Investments (cost $196,419,105)			211,293,892
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (52.5)% (7)			(74,000,000)
	Other Assets Less Liabilities – 2.6%			3,689,656
	Net Assets Applicable to Common Shares – 100%			$ 140,983,548

Fair Value Measurements

Fair Value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarch of valuation input levels.

Level 1 – Inputs are adjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable imputes (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$211,293,892	$—	$211,293,892

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do no require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 29, 2016, the cost of investments was $196,308,184.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 29, 2016, were as follows:

Gross unrealized:
Appreciation	$15,559,853
Depreciation	(574,145)
Net unrealized appreciation (depreciation) of investments	$14,985,708

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy court or (3) the
Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund's records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are recognized as having an implied rating equal to the rating of such securities.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 35.0%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         April 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         April 29, 2016